Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
Financial Information of Consolidated VIEs

	As of December 31, (in thousands)
	2017	2018
ASSETS:
Cash and cash equivalents	$3,275	$345
Accounts receivable, net	10,140	5,832
Prepaid expense	1,154	595
Other receivable	8,155	1,282
Due from affiliates	328,227	360,402
Other current assets	3,582	988

Total current assets	354,533	369,444

Goodwill	10,257	10,257
Intangible assets, net	2,612	10,777
Deferred tax assets	2,187	1,590
Other non-current assets	391	100

Total assets	$369,980	$392,168

LIABILITIES:
Accounts payable	$3,904	$4,068
Accrued and other short-term liabilities	5,699	2,367
Due to affiliates	83,966	100,630
Due to Sohu	5	5
Receipts in advance and deferred revenue	29,597	30,602
Tax payable	413	206

Total current liabilities	123,584	137,878

Other long-term liabilities	15,645	14,895

Total liabilities	$139,229	$152,773

	For the Year ended December 31, (in thousands)
	2016	2017	2018
Net revenue	$426,329	$321,495	$292,414
Net income	48,496	21,219	22,556

	For the Year ended December 31, (in thousands)
	2016	2017	2018
Net cash provided by/(used in) operating activities	$(3,161)	$(10,846)	$2,693
Net cash provided by/(used in) investing activities	2,319	4,802	(5,684)
Net cash used in financing activities	—	—	—